Financial Instruments - Assets Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Beginning balance		£ 289,381	£ 314,760
Transfers in			56
Ending Balance		288,488	289,381
Level 3 [member] | Fair Value Through P&L [Member]
Disclosure of fair value measurement of assets [line items]
Beginning balance		1,055
At 1 January 2018			838
Total gains/(losses) recognised in profit or loss, fair value movements		33	14
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		4
Transfers in		11	18
Netting	[1]	(430)
Additions		188	280
Sales		0	(95)
Settlements		(356)
Ending Balance		505	1,055
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		37	14
Level 3 [member] | Financial assets at FVOCI [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance		73
At 1 January 2018			199
Total gains/(losses) recognised in profit or loss, fair value movements		(2)	(5)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		0
Transfers in		0
Netting	[1]	0
Additions		0	17
Sales		0
Settlements		(15)	(138)
Ending Balance		56	73
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		(2)	(5)
Level 3 [member] | Financial assets at Fair Value Class [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance		1,243
At 1 January 2018			1,101
Total gains/(losses) recognised in profit or loss, fair value movements		48	37
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		4	(5)
Transfers in		11	74
Netting	[1]	(430)
Additions		190	297
Sales		0	(95)
Settlements		(421)	(166)
Ending Balance		645	1,243
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		52	32
Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance		115
At 1 January 2018			64
Total gains/(losses) recognised in profit or loss, fair value movements		17	28
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		0	(5)
Transfers in		0	56
Netting	[1]	0
Additions		2
Sales		0
Settlements		(50)	(28)
Ending Balance		84	115
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		£ 17	£ 23

[1]	This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated senior cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19.